Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net
Intangible assets subject to amortization		$ 212,685,125	$ 259,205,383
Intangible assets subject to amortization, net		70,631,146	78,373,616
Total intangible assets, net		$ 70,631,146	78,373,616
Weighted Average Remaining Amortization Period		5 years 11 months 5 days
Amortization expenses		$ 13,465,713	12,426,950	$ 26,653,571
Expected amortization expenses
2018		13,239,872
2019		12,716,484
2020		11,239,323
2021		10,558,498
2022		10,558,498
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Extension term of agreement	5 years
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 69,451,305	63,396,382
Weighted Average Remaining Amortization Period		6 years 3 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 52,888,314	48,384,797
Weighted Average Remaining Amortization Period		6 years 3 months
Exclusive rights | Baidu
Intangible Assets, Net
Intangible assets subject to amortization			50,639,152
Less: Accumulated amortization			50,639,152
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization		$ 10,512,212	10,269,891
Less: Accumulated amortization		$ 9,798,432	8,975,366
Weighted Average Remaining Amortization Period		1 year 9 months
Database license
Intangible Assets, Net
Intangible assets subject to amortization		$ 8,300,000	8,300,000
Less: Accumulated amortization		$ 8,055,884	7,079,413
Weighted Average Remaining Amortization Period		3 months
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization			1,489,800
Less: Accumulated amortization			1,489,800
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 6,422,913	1,056,540
Less: Accumulated amortization		$ 1,860,044	$ 866,857
Weighted Average Remaining Amortization Period		2 years 3 months 29 days